Annual Total Returns- JPMorgan Federal Money Market Fund (Capital Shares) [BarChart] - Capital Shares - JPMorgan Federal Money Market Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	0.01%	0.01%	0.01%	0.01%	0.20%	0.72%	1.67%	2.03%	0.36%